UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act File Number: 811-23220

Fiera Capital Series Trust

(Exact name of Registrant as specified in charter)

375 Park Avenue, 8th Floor

New York, New York 10152

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Copy to:

Stephen A. McShea

Fiera Capital, Inc.

375 Park Avenue, 8th Floor

New York, New York 10152

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Registrant's telephone number, including area code: (212) 300-1600

Date of fiscal year end: March 31

Date of reporting period: December 31, 2018

FORM N-Q

Item 1. Schedule of Investments.

Fiera Capital Small/Mid-Cap Growth Fund

SCHEDULE OF INVESTMENTS – As of December 31, 2018

(Unaudited)

Description	Shares	Value
Common Stocks — 101.2%
Basic Materials — 1.1%
Chemicals — 1.1%
Axalta Coating Systems, Ltd. (1)	77,179	$1,807,532

Communications — 10.1%
Internet — 7.9%
Etsy, Inc. (1)	42,309	2,012,639
GrubHub, Inc. (1)	14,479	1,112,132
IAC/InterActiveCorp (1)	17,317	3,169,704
MercadoLibre, Inc.	12,183	3,567,791
TripAdvisor, Inc. (1)	52,006	2,805,204
		12,667,470
Media — 2.2%
Cable One, Inc.	2,109	1,729,591
Liberty Media Corp. - Liberty Formula One, Series C (1)	57,042	1,751,189
		3,480,780
Total Communications		16,148,250

Consumer, Cyclical — 19.1%
Auto Parts & Equipment — 1.3%
Autoliv, Inc.	17,427	1,223,898
Veoneer, Inc. (1)	36,559	861,696
		2,085,594
Distribution/Wholesale — 1.1%
KAR Auction Services, Inc.	34,806	1,660,942
Entertainment — 7.1%
Churchill Downs, Inc.	5,430	1,324,594
Dolby Laboratories, Inc., Class A	59,138	3,657,094
Live Nation Entertainment, Inc. (1)	86,966	4,283,076
Vail Resorts, Inc.	9,888	2,084,588
		11,349,352
Lodging — 1.8%
Huazhu Group, Ltd., ADR	102,428	2,932,514
Retail — 7.8%
Copart, Inc. (1)	77,804	3,717,475
Domino's Pizza, Inc.	11,276	2,796,335
Dunkin' Brands Group, Inc.	41,024	2,630,459
Tractor Supply Co.	39,115	3,263,756
		12,408,025
Total Consumer, Cyclical		30,436,427

Consumer, Non-cyclical — 25.0%
Biotechnology — 7.7%
Arrowhead Pharmaceuticals, Inc. (1)	107,588	1,336,243
BeiGene, Ltd., ADR (1)	14,596	2,047,235
Bluebird Bio, Inc. (1)	25,236	2,503,411
Exelixis, Inc. (1)	129,751	2,552,202
Loxo Oncology, Inc. (1)	9,411	1,318,199
Sage Therapeutics, Inc. (1)	18,394	1,761,962
Viking Therapeutics, Inc. (1)	97,685	747,290
		12,266,542
Commercial Services — 5.0%
Bright Horizons Family Solutions, Inc. (1)	13,017	1,450,744

Total System Services, Inc.	45,737	$3,717,961
United Rentals, Inc. (1)	26,839	2,751,803
		7,920,508
Healthcare-Products — 3.5%
STERIS PLC	27,668	2,956,326
Wright Medical Group NV (1)	98,705	2,686,750
		5,643,076
Healthcare-Services — 4.1%
ICON PLC (1)	27,741	3,584,415
Teladoc Health, Inc. (1)	14,597	723,573
WellCare Health Plans, Inc. (1)	9,568	2,258,909
		6,566,897
Pharmaceuticals — 4.7%
Array BioPharma, Inc. (1)	83,673	1,192,340
Jazz Pharmaceuticals PLC (1)	22,366	2,772,489
Prestige Consumer Healthcare, Inc. (1)	54,846	1,693,645
Supernus Pharmaceuticals, Inc. (1)	57,561	1,912,176
		7,570,650
Total Consumer, Non-Cyclical		39,967,673

Energy — 3.0%
Oil & Gas — 1.8%
WildHorse Resource Development Corp. (1)	96,175	1,357,029
WPX Energy, Inc. (1)	126,540	1,436,229
		2,793,258
Oil & Gas Services — 1.2%
Apergy Corp. (1)	45,652	1,236,256
Helix Energy Solutions Group, Inc. (1)	136,333	737,562
		1,973,818
Total Energy		4,767,076

Financial — 6.2%
Banks — 1.2%
Western Alliance Bancorp (1)	47,238	1,865,429
Diversified Financial Services — 2.8%
Evercore, Inc., Class A	20,036	1,433,776
Legg Mason, Inc.	79,134	2,018,708
Navient Corp.	123,158	1,085,022
		4,537,506
Insurance — 2.2%
Reinsurance Group of America, Inc.	25,073	3,515,987
Total Financial		9,918,922

Industrial — 11.4%
Building Materials — 0.6%
PGT Innovations, Inc. (1)	65,312	1,035,195
Electrical Components & Equipment — 0.8%
Advanced Energy Industries, Inc. (1)	28,796	1,236,212
Engineering & Construction — 1.8%
EMCOR Group, Inc.	47,732	2,849,123
Machinery-Diversified — 4.8%
Graco, Inc.	69,172	2,894,848
Middleby Corp. (1)	19,140	1,966,252
Nordson Corp.	23,151	2,763,072
		7,624,172
Miscellaneous Manufacturing — 1.3%
Crane Co.	29,580	2,135,085
Packaging & Containers — 2.1%
Berry Global Group, Inc. (1)	69,364	3,296,871
Total Industrial		18,176,658

Technology — 25.3%
Computers — 6.5%
Fortinet, Inc. (1)	62,302	$4,387,930
Nutanix, Inc., Class A (1)	95,019	3,951,840
Qualys, Inc. (1)	27,955	2,089,357
		10,429,127
Semiconductors — 2.8%
Entegris, Inc.	104,543	2,916,227
Power Integrations, Inc.	25,411	1,549,563
		4,465,790
Software — 16.0%
ACI Worldwide, Inc. (1)	95,236	2,635,180
Broadridge Financial Solutions, Inc.	40,450	3,893,313
Cornerstone OnDemand, Inc. (1)	24,854	1,253,387
Envestnet, Inc. (1)	40,827	2,008,280
Guidewire Software, Inc. (1)	26,403	2,118,313
Jack Henry & Associates, Inc.	22,039	2,788,374
New Relic, Inc. (1)	17,387	1,407,825
Splunk, Inc. (1)	36,279	3,803,853
Ultimate Software Group, Inc. (1)	11,822	2,894,853
Veeva Systems, Inc., Class A (1)	30,881	2,758,291
		25,561,669
Total Technology		40,456,586

Total Common Stocks (identified cost $143,930,967)		161,679,124

Total Investments — 101.2% (identified cost $143,930,967)		161,679,124
Other Assets and Liabilities — (1.2)%		(1,914,473)
Total Net Assets — 100.0%		$159,764,651

(1)	Non-income producing.

ADR — American Depository Receipt

PLC — Public Limited Company

See Accompanying Notes to the Schedule of Investments

Fiera Capital Equity Allocation Fund

SCHEDULE OF INVESTMENTS – As of December 31, 2018

(Unaudited)

Description	Shares	Value
Exchange Traded Funds — 89.0%
Broad Market Funds — 33.6%
Invesco China Technology	5,158	$203,070
iShares MSCI India	6,202	206,775
SPDR S&P Biotech	5,016	359,898
Vanguard FTSE Emerging Markets	17,733	675,627
Vanguard Global ex-U.S. Real Estate	3,867	202,670
Vanguard Health Care	3,042	488,545
Vanguard Real Estate	2,715	202,458
		2,339,043

Large-Cap Funds — 42.5%
SPDR S&P Emerging Asia Pacific	4,565	400,624
SPDR S&P Global Natural Resources	5,012	206,695
VanEck Vectors Oil Services	14,291	200,503
Vanguard Communication Services	4,681	346,721
Vanguard FTSE Developed Markets	12,847	476,624
Vanguard Information Technology	2,535	422,914
Vanguard S&P 500	3,937	904,762
		2,958,843

Small-Cap Funds — 12.9%
iShares MSCI EAFE Small-Cap	9,293	481,563
Vanguard S&P Small-Cap 600	3,330	418,781
		900,344

Total Exchange Traded Funds (identified cost $6,382,625)		6,198,230

Mutual Funds — 9.9%
Broad Market Funds — 9.9%
Fiera Capital Global Equity Focused Fund - Institutional Class (1)	63,120	693,056

Total Mutual Funds (identified cost $704,931)		693,056

Total Investments — 98.9% (identified cost $7,087,556)		6,891,286
Other Assets and Liabilities — 1.1%		77,177
Total Net Assets — 100.0%		$6,968,463

(1)	Denotes an investment in an affiliated entity. Please refer to subsection Investments in Affiliated Issuers, in the Notes to the Schedule of Investments.

See Accompanying Notes to the Schedule of Investments

Fiera Capital Emerging Markets Fund

SCHEDULE OF INVESTMENTS – As of December 31, 2018

(Unaudited)

Description	Shares or Units	Value
Common Stocks — 96.9%
China — 35.8%
51job, Inc., ADR (1)	270,400	$16,883,776
AAC Technologies Holdings, Inc.	2,409,200	13,902,781
Alibaba Group Holding, Ltd., ADR (1)	304,219	41,699,298
ANTA Sports Products, Ltd.	3,048,000	14,591,864
Baidu, Inc., ADR (1)	59,200	9,389,120
Bank of China, Ltd., Class H	31,500,000	13,579,535
China Medical System Holdings, Ltd.	19,161,000	17,886,863
China Railway Group, Ltd., Class H	32,391,000	29,514,052
China State Construction International Holdings, Ltd.	14,072,091	11,192,978
Ctrip.com International, Ltd., ADR (1)	322,000	8,713,320
Geely Automobile Holdings, Ltd.	7,988,000	14,087,464
Great Wall Motor Co., Ltd., Class H	48,150,000	27,682,945
Luye Pharma Group, Ltd. (2)	24,544,000	17,082,850
Man Wah Holdings, Ltd.	23,050,400	9,251,068
Minth Group, Ltd.	3,602,000	11,623,551
Ping An Insurance Group Co. of China, Ltd., Class H	6,360,000	56,108,025
Qingdao Haier Co., Ltd., Class A	2,300,000	4,653,667
Qingdao Haier Co., Ltd., Class D (1) (3)	4,550,000	4,743,928
Sunny Optical Technology Group Co., Ltd.	3,219,132	28,631,097
Tencent Holdings, Ltd.	1,834,400	73,523,398
Weibo Corp., ADR (1)	364,500	21,297,735
Wuliangye Yibin Co., Ltd., Class A	1,566,906	11,651,936
YY, Inc., ADR (1)	150,000	8,979,000
Zhejiang Expressway Co., Ltd., Class H	28,670,000	24,872,474
		491,542,725
Hong Kong — 10.4%
ASM Pacific Technology, Ltd.	1,409,800	13,610,471
China Overseas Land & Investment, Ltd.	4,569,000	15,753,058
Galaxy Entertainment Group, Ltd.	6,731,000	42,517,433
MTR Corp., Ltd.	3,380,426	17,790,612
NagaCorp., Ltd. (3)	24,589,063	26,418,523
Shimao Property Holdings, Ltd.	3,575,000	9,521,722
Xinyi Solar Holdings, Ltd.	48,558,000	17,121,958
		142,733,777
India — 18.8%
Crompton Greaves Consumer Electricals, Ltd. (4)	4,732,892	15,447,850
HDFC Bank, Ltd., ADR (4)	385,000	39,882,150
Housing Development Finance Corp., Ltd. (4)	603,772	17,010,848
ICICI Bank, Ltd. (4)	40,000	206,405
ICICI Bank, Ltd., ADR (4)	2,344,775	24,127,735
ICICI Lombard General Insurance Co., Ltd. (2) (4)	2,867,800	35,505,906
Infosys, Ltd. (4)	500,000	4,724,164
Infosys, Ltd., ADR (4)	525,000	4,998,000
Kotak Mahindra Bank, Ltd. (4)	1,597,940	28,745,564
Larsen & Toubro, Ltd. (4)	1,091,200	22,455,061
PNB Housing Finance, Ltd. (2) (4)	1,057,758	13,984,247
Reliance Industries, Ltd. (4)	914,500	14,676,861
RP-SG Business Process Services, Ltd. (1) (3) (4) (5)	270,538	—
RP-SG Retail, Ltd. (1) (3) (4) (5)	811,613	3,729,455
Tata Motors, Ltd., Class A (1) (4)	4,387,833	5,815,690
Tech Mahindra, Ltd. (4)	2,637,336	27,314,256
		258,624,192
Indonesia — 6.8%
Bank Mandiri Persero	53,408,600	27,397,049

Ciputra Development	307,574,859	$21,650,977
Mitra Adiperkasa (3)	325,966,000	18,247,749
MNC Kapital Indonesia (1) (3)	628,171,300	3,298,118
Ramayana Lestari Sentosa (3)	86,850,800	8,585,951
United Tractors	7,087,200	13,492,276
		92,672,120
Malaysia — 2.2%
Inari Amertron (3)	52,209,018	18,954,432
Padini Holdings	13,421,400	11,403,562
		30,357,994
Philippines — 8.2%
Ayala Land, Inc.	26,316,200	20,340,418
BDO Unibank, Inc.	7,340,860	18,256,315
Bloomberry Resorts Corp.	89,195,700	15,949,552
GT Capital Holdings, Inc.	726,127	13,458,838
Jollibee Foods Corp.	2,658,860	14,754,046
Megaworld Corp.	186,019,826	16,744,084
Security Bank Corp.	4,448,800	13,118,499
		112,621,752
South Africa — 0.7%
Naspers, Ltd. N Shares, ADR	225,988	8,961,554
South Korea — 7.4%
LG Chem, Ltd.	59,650	18,594,033
NAVER Corp.	219,275	24,031,643
Samsung Electronics Co., Ltd.	1,708,250	59,467,118
		102,092,794
Taiwan — 3.9%
Airtac International Group	2,536,488	24,881,110
Elite Material Co., Ltd.	6,628,000	14,177,304
Win Semiconductors Corp.	3,618,000	13,937,969
		52,996,383
Thailand — 1.4%
Beauty Community PLC	47,539,500	9,577,837
KCE Electronics PLC (3)	12,825,000	10,336,729
		19,914,566
United States — 1.3%
Cognizant Technology Solutions Corp., Class A	277,500	17,615,700

Total Common Stocks (identified cost $1,310,836,923)		1,330,133,557

Participation Notes — 1.1%
China — 1.1%
Midea Group Co., Ltd., Class A, Issued by UBS AG, Maturity Date 2/25/2019 (6)	2,034,906	10,904,536
Qingdao Haier Co., Ltd., Class A, Issued by UBS AG, Maturity Date 2/25/2019 (6)	903,266	1,818,749
Wuliangye Yibin Co., Ltd., Class A, Issued by UBS Securities LLC, Maturity Date 12/3/2019 (6)	250,000	1,859,067

Total Participation Notes (identified cost $23,573,650)		14,582,352

Warrants — 0.0%
Malaysia — 0.0%
Inari Amertron, Expiration Date 2/17/2020, Strike Price 0.533 MYR (1)	1,676,104	393,423

Total Warrants (identified cost $0)		393,423

Short-Term Investments — 1.8%
Mutual Funds — 1.8%
Federated Treasury Obligations Fund - Institutional Class, 2.31% (7)	24,239,550	24,239,550

Total Short-Term Investments (identified cost $24,239,550)	$24,239,550

Total Investments — 99.8% (identified cost $1,358,650,123)	1,369,348,882
Other Assets and Liabilities — 0.2%	3,168,966
Total Net Assets — 100.0%	$1,372,517,848

(1)	Non-income producing.

(2)	144A restricted security. As of December 31, 2018 the total market value of such securities was $66,573,003 and represented 4.85% of the Fund's net assets.

(3)	Denotes a security which has been deemed illiquid by the Valuation Committee. The total market value of such securities on December 31, 2018 was $94,314,885 and represented 6.87% of the Fund's net assets.

(4)	Securities held through a Mauritius Subsidiary.

(5)	Denotes a security which was fair valued.

(6)	Participation notes are issued by banks or broker-dealers and are designed to offer a return linked to the performance of a particular underlying equity security or market.

(7)	Represents the 7-day effective yield as of December 31, 2018.

ADR — American Depository Receipt

NVDR — Non-Voting Depository Receipt

PLC — Public Limited Company

See Accompanying Notes to the Schedule of Investments

Fiera Capital Emerging Markets Fund

Industry Allocation

As of December 31, 2018

(Unaudited)

Industry	Value	% of Total Net Assets
Auto Manufacturers	$47,586,099	3.5%
Auto Parts & Equipment	11,623,551	0.8
Banks	165,313,251	12.0
Beverages	11,651,936	0.8
Chemicals	18,594,034	1.4
Commercial Services	24,872,474	1.8
Computers	27,337,864	2.0
Diversified Financial Services	34,293,213	2.5
Electronics	38,416,814	2.8
Energy-Alternate Sources	17,121,958	1.2
Engineering & Construction	63,162,091	4.6
Entertainment	15,949,552	1.2
Healthcare-Products	17,886,863	1.3
Home Furnishings	24,845,445	1.8
Insurance	91,613,931	6.7
Internet	204,517,291	14.9
Investment Companies	13,458,838	1.0
Lodging	68,935,956	5.0
Machinery-Construction & Mining	13,492,276	1.0
Media	8,961,554	0.7
Miscellaneous Manufacturing	53,512,206	3.9
Oil & Gas	14,676,861	1.1
Pharmaceuticals	17,082,850	1.2
Real Estate	84,010,259	6.1
Retail	90,141,532	6.6
Semiconductors	105,969,990	7.7
Software	27,314,256	2.0
Transportation	17,790,612	1.3
Total Common Stocks	1,330,133,557	96.9
Participation Notes	14,582,352	1.1
Warrants	393,423	0.0
Mutual Funds	24,239,550	1.8
Total Investments	1,369,348,882	99.8
Other Assets and Liabilities	3,168,966	0.2
Total Net Assets	$1,372,517,848	100.0%

Fiera Capital Global Equity Focused Fund

SCHEDULE OF INVESTMENTS – As of December 31, 2018
(Unaudited)

Description	Shares	Value
Common Stocks — 97.8%
India — 3.3%
HDFC Bank, Ltd., ADR	3,271	$338,843
Japan — 5.8%
Keyence Corp.	1,171	591,877
Netherlands — 6.3%
Unilever NV	11,883	643,723
Switzerland — 11.5%
Cie Financiere Richemont SA	3,622	233,574
Nestle SA	6,409	520,173
Roche Holding AG	1,719	426,757
		1,180,504
United Kingdom — 9.0%
Diageo PLC	14,121	504,580
InterContinental Hotels Group PLC	7,705	416,764
		921,344
United States — 61.9%
3M Co.	2,497	475,778
Becton, Dickinson and Co.	2,607	587,409
Colgate-Palmolive Co.	6,037	359,322
Graco, Inc.	9,446	395,315
Johnson & Johnson	4,962	640,346
Mastercard, Inc., Class A	3,859	728,000
Mettler-Toledo International, Inc. (1)	644	364,234
Moody's Corp.	5,411	757,757
NIKE, Inc., Class B	5,003	370,923
Sherwin-Williams Co.	1,246	490,251
TJX Cos., Inc.	10,897	487,532
U.S. Bancorp	7,826	357,648
United Technologies Corp.	2,879	306,556
		6,321,071

Total Common Stocks (identified cost $9,605,916)		9,997,362

Total Investments — 97.8% (identified cost $9,605,916)		9,997,362
Other Assets and Liabilities — 2.2%		220,381
Total Net Assets — 100.0%		$10,217,743

(1)	Non-income producing.

ADR — American Depository Receipt

PLC — Public Limited Company

See Accompanying Notes to the Schedule of Investments

Fiera Capital Global Equity Focused Fund

Industry Allocation

As of December 31, 2018

(Unaudited)

Industry	Value	% of Total Net Assets
Aerospace/Defense	$306,556	3.0%
Apparel	370,923	3.6
Banks	696,491	6.8
Beverages	504,580	4.9
Chemicals	490,251	4.8
Commercial Services	757,757	7.4
Cosmetics/Personal Care	1,003,045	9.8
Diversified Financial Services	728,000	7.1
Electronics	364,234	3.6
Food	520,172	5.1
Healthcare-Products	587,409	5.7
Lodging	416,764	4.1
Machinery-Diversified	987,192	9.7
Miscellaneous Manufacturing	475,779	4.7
Pharmaceuticals	1,067,103	10.4
Retail	721,106	7.1
Total Common Stocks	9,997,362	97.8
Total Investments	9,997,362	97.8
Other Assets and Liabilities	220,381	2.2
Total Net Assets	$10,217,743	100.0%

Fiera Capital International Equity Fund

SCHEDULE OF INVESTMENTS – As of December 31, 2018

(Unaudited)

Description	Shares	Value
Common Stocks — 99.5%
Australia — 3.3%
Commonwealth Bank of Australia	52,453	$2,675,409

Canada — 3.0%
Canadian National Railway Co.	32,772	2,428,733

Denmark — 4.9%
Chr Hansen Holding A/S	16,865	1,497,051
Novo Nordisk A/S, Class B	54,648	2,509,823
		4,006,874
France — 9.4%
EssilorLuxottica SA	16,095	2,040,148
L’Oreal SA	14,882	3,405,329
LVMH Moet Hennessy Louis Vuitton SE	7,468	2,186,427
		7,631,904
Germany — 6.1%
FUCHS PETROLUB SE	33,238	1,374,114
Rational AG	1,710	971,705
SAP SE	26,809	2,660,756
		5,006,575
Hong Kong — 0.7%
Hengan International Group Co., Ltd.	83,654	607,359
India — 3.1%
HDFC Bank, Ltd., ADR	24,171	2,503,874
Japan — 13.0%
FANUC Corp.	10,401	1,578,453
Keyence Corp.	10,210	5,160,602
Shimano, Inc.	14,321	2,018,793
Unicharm Corp.	55,711	1,801,804
		10,559,652
Netherlands — 4.7%
Unilever NV	71,209	3,857,516
Sweden — 2.6%
Svenska Handelsbanken AB, Class A	188,767	2,100,148
Switzerland — 17.1%
Cie Financiere Richemont SA	26,266	1,693,832
Geberit AG	5,141	2,002,012
Nestle SA	48,927	3,971,051
Roche Holding AG	13,545	3,362,666
Schindler Holding AG	14,687	2,916,149
		13,945,710
Taiwan — 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	81,053	2,991,666
United Kingdom — 24.5%
Bunzl PLC	55,216	1,667,374
Diageo PLC	98,282	3,511,872
Howden Joinery Group PLC	270,866	1,502,813
InterContinental Hotels Group PLC	61,928	3,349,692
Intertek Group PLC	49,528	3,031,100
London Stock Exchange Group PLC	42,902	2,225,666
Rotork PLC	666,627	2,104,896

Spirax-Sarco Engineering PLC	31,677	$2,521,228
		19,914,641
United States — 3.4%
IHS Markit, Ltd. (1)	57,739	2,769,740

Total Common Stocks (identified cost $84,690,370)		80,999,801

Total Investments — 99.5% (identified cost $84,690,370)		80,999,801
Other Assets and Liabilities — 0.5%		420,697
Total Net Assets — 100.0%		$81,420,498

(1)	Non-income producing.

ADR — American Depository Receipt

PLC — Public Limited Company

See Accompanying Notes to the Schedule of Investments

Fiera Capital International Equity Fund

Industry Allocation

As of December 31, 2018

(Unaudited)

Industry	Value	% of Total Net Assets
Apparel	$2,186,427	2.7%
Banks	7,279,432	8.9
Beverages	3,511,872	4.3
Building Materials	2,002,012	2.5
Chemicals	1,374,114	1.7
Commercial Services	5,800,839	7.1
Cosmetics/Personal Care	9,064,648	11.1
Distribution/Wholesale	1,667,374	2.0
Diversified Financial Services	2,225,666	2.7
Electronics	2,104,896	2.6
Food	5,468,103	6.7
Hand/Machine Tools	2,916,149	3.6
Healthcare-Products	2,647,507	3.3
Home Furnishings	2,474,518	3.0
Leisure Time	2,018,793	2.5
Lodging	3,349,692	4.1
Machinery-Diversified	9,260,283	11.4
Pharmaceuticals	5,872,489	7.2
Retail	1,693,832	2.1
Semiconductors	2,991,666	3.7
Software	2,660,756	3.3
Transportation	2,428,733	3.0
Total Common Stocks	80,999,801	99.5
Total Investments	80,999,801	99.5
Other Assets and Liabilities	420,697	0.5
Total Net Assets	$81,420,498	100.0%

Fiera Capital Series Trust

Notes to the Schedule of Investments
December 31, 2018 (Unaudited)

1. Organization

The Fiera Capital Series Trust (the “Trust”) was organized on December 8, 2016, as a statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of December 31, 2018, the Trust consisted of five series that commenced operations: Fiera Capital Small/Mid-Cap Growth Fund (the “Small/Mid-Cap Growth Fund”), Fiera Capital Equity Allocation Fund (the “Equity Allocation Fund”), Fiera Capital Emerging Markets Fund (the “Emerging Markets Fund”), Fiera Capital Global Equity Focused Fund (the “Global Equity Focused Fund”), and Fiera Capital International Equity Fund (the “International Equity Fund”) (each a “Fund” and collectively the “Funds”). Inception dates displayed throughout this report represent the beginning performance measurement date by which the original NAV (“Net Asset Value”) was used for subscription placement. The commencement of investment operations date was on the business day following the inception date.

Fiera Capital Inc. (the “Adviser”) serves as the investment adviser of the Funds. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser.

Small/Mid-Cap Growth Fund – The investment objective of the Small/Mid-Cap Growth Fund is to achieve long-term capital growth. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks of companies believed to be small- and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which the Adviser expects to grow faster than the U.S. economy. The Fund considers an issuer to be a small- or mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell 2500TM Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund’s inception date was June 29, 2012. After the close of business on February 9, 2018 the APEXcm Small/Mid-Cap Growth Fund (the “Predecessor Fund”), a series of Ultimus Managers Trust, was reorganized into the Small/Mid-Cap Growth Fund. Assets and liabilities of the Predecessor Fund were exchanged for Institutional Class shares of the Small/Mid-Cap Growth Fund. The investment objective, policies, guidelines, and restrictions of the Small/Mid-Cap Growth Fund and Predecessor Fund are identical in all material respects.

Equity Allocation Fund – The investment objective of the Equity Allocation Fund is to achieve capital appreciation. The Fund seeks to achieve its objective by investing at least 80% of its net assets in shares of exchange traded funds (“ETFs”) and affiliated and unaffiliated mutual funds that invest primarily in equity securities. The Fund may invest in issuers with market capitalizations of any size. Under normal circumstances, the Fund invests at least 80% of its net assets in shares of ETFs and affiliated and unaffiliated mutual funds that invest primarily in equity securities (the “Underlying Funds”). For these purposes, equity securities include common stocks, preferred stocks, securities convertible into common stocks, American Depositary Receipts (ADRs) and Global Depositary Receipts (GDRs). The Underlying Funds may invest in companies located outside the Unites States, including emerging market countries. The Fund and certain Underlying Funds may from time to time emphasize one or more economic sectors in selecting their investments. Further, the Underlying Funds may invest in equity securities issued by companies of any size with no minimum market capitalization. The Fund’s inception date was November 30, 2018.

Emerging Markets Fund - The investment objective of the Emerging Markets Fund is to achieve long-term capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of emerging market equities. Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities (including, but not limited to, common stocks, participatory notes, preferred stocks, and warrants) of companies operating principally in emerging market countries. The Fund considers a company to be operating principally in an emerging market if (i) its securities are primarily listed on the trading market of an emerging market country; (ii) the company is incorporated or has its principal business activities in an emerging market country; (iii) the company derives 50% or more of its revenues from, or has 50% or more of its assets in, an emerging market country; or (iv) its securities are included in the MSCI Emerging Markets Index. The Fund considers a country to be an emerging market country if it has been determined by an international organization, such as the World Bank, to have a low to middle income economy, or it is not included in the MSCI World Index, which measures the equity market performance of developed markets, or it is represented in the MSCI Emerging Markets Index. The Fund may also gain exposure to such companies through investment in depository receipts. Depository receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. The Fund’s inception date was December 14, 2011. The Fund has two classes, the Investor Class and Institutional Class, with inception dates of December 14, 2011 and June 1, 2016, respectively. On June 4, 2018 the City National Rochdale Emerging Markets Fund (the “Previous Fund”), a series of City National Rochdale Funds, was reorganized into the Emerging Markets Fund. The investment objectives, policies, guidelines, and restrictions of the Emerging Markets Fund and the Previous Fund are identical in all material respects. On November 28, 2018 the Board of Trustees of the Trust approved the Fund’s fiscal year end change from September 30th to March 31st.

Global Equity Focused Fund – The investment objective of the Global Equity Focused Fund is to achieve capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of global equities. Under normal market conditions, the Global Equity Focused Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purpose) in equity securities. Equity securities include common stock, preferred stock, convertible securities and depositary receipts. Under normal market conditions, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or that have securities that trade in the form of depositary receipts, or companies that have been formed under the laws of non-U.S. countries. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was April 28, 2017.

International Equity Fund – The investment objective of the International Equity Fund is to achieve capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of international equities. Under normal market conditions, the International Equity Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in at least three countries other than the U.S, including emerging market countries. For these purposes, a company is considered located in a country outside the United States if: (i) the company’s securities are principally traded on such country’s exchange or (ii) the company’s securities are included in the MSCI World Ex-US Index. In addition, the Fund considers countries represented in the MSCI Emerging Markets Index to be emerging market countries. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was September 29, 2017.

The following is a summary of significant accounting policies followed by the Funds in preparation of their schedule of investments. The policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Funds are investment companies and follow the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”.

Investment Valuation – Each Fund’s securities are valued at current market prices. Domestic exchange traded equity securities, including ETFs (other than those that trade on NASDAQ) are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00:02 (EST) adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of the Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value as determined in good faith by the Adviser, pursuant to policies adopted by the Board and under the supervision of the Board. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. The Fund does not separately isolate the foreign currency translation for investments, and as such, any impact of foreign exchange is recorded through net realized and unrealized gain (loss) on investments and foreign currency. Investments in open-end mutual funds are valued at their published NAVs.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the security must be valued at fair value (the amount which a Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Advisor, pursuant to the policies adopted by the Board and under the supervision of the Board (“Fair Value Pricing”). The Board has delegated to its Valuation Committee all Fair Value Pricing determinations, subject to Board approval or ratification of appropriate fair value pricing methodologies, and has delegated to the Fund’s Adviser the responsibility for reviewing market prices and recommending to the Valuation Committee proposed Fair Value Pricing determinations.

Any debt securities (other than convertible securities) are valued in accordance with the procedures described above, which with respect to these securities may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service. Such debt securities with remaining maturities of 60 days or less may, absent unusual circumstances, be valued at amortized cost.

If, in the view of the Adviser, the bid price of a debt security (or ask price in the case of any such security held short), or the bid, ask, or price of any other type of security, does not fairly reflect the market value of the security, the Adviser may value the security at fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. New York time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before each Fund calculates its net asset value but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change), issuer-specific (e.g., earnings report, merger announcement), or U.S. market-specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Funds or its liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate fair value.

U.S. GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active.).

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of December 31, 2018:

	Small/Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$161,679,124	$-	$-	$161,679,124
Total	$161,679,124	$-	$-	$161,679,124

	Equity Allocation Fund
	Level 1	Level 2	Level 3	Total
Exchange Traded Funds*	$6,198,230	$-	$-	$6,198,230
Mutual Funds*	$693,056	-	-	693,056
Total	$6,891,286	$-	$-	$6,891,286

	Emerging Markets Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
China	$111,706,177	$379,836,548	$-	$491,542,725
Hong Kong	-	142,733,777	-	142,733,777
India	69,007,885	189,616,307	-	258,624,192
Indonesia	18,247,749	74,424,371	-	92,672,120
Mayalysia	-	30,357,994	-	30,357,994
Phillippines	-	112,621,752	-	112,621,752
South Africa	8,961,554	-	-	8,961,554
South Korea	-	102,092,794	-	102,092,794
Taiwan	-	52,996,383	-	52,996,383
Thailand	-	19,914,566	-	19,914,566
United States	17,615,700	-	-	17,615,700
Participation Notes	-	14,582,352	-	14,582,352
Warrants	393,423	-	-	393,423
Short-Term Investments	24,239,550	-	-	24,239,550
Total	$250,172,038	$1,119,176,844	$-	$1,369,348,882

	Global Equity Focused Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
India	$338,843	$-	$-	$338,843
Japan	-	591,877	-	591,877
Netherlands	-	643,723	-	643,723
Switzerland	-	1,180,504	-	1,180,504
United Kingdom	-	921,344	-	921,344
United States	6,321,071	-	-	6,321,071
Total	$6,659,914	$3,337,448	$-	$9,997,362

	International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$-	$2,675,409	$-	$2,675,409
Canada	2,428,733	-	-	2,428,733
Denmark	-	4,006,874	-	4,006,874
France	-	7,631,904	-	7,631,904
Germany	-	5,006,575	-	5,006,575
Hong Kong	-	607,359	-	607,359
India	2,503,874	-	-	2,503,874
Japan	-	10,559,652	-	10,559,652
Netherlands	-	3,857,516	-	3,857,516
Sweden	-	2,100,148	-	2,100,148
Switzerland	-	13,945,710	-	13,945,710
Taiwan	2,991,666	-	-	2,991,666
United Kingdom	-	19,914,641	-	19,914,641
United States	2,769,740	-	-	2,769,740
Total	$10,694,013	$70,305,788	$-	$80,999,801

*	All sub-categories represent an entire Level 1 evaluation status.

As of December 31, 2018, the Funds did not hold any Level 3 securities and there were no transfers into or out of Level 3 during the current period.

Investment in Restricted Securities - Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objectives and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

Additional information on each illiquid restricted security held by the Emerging Markets Fund on December 31, 2018 is as follows:

Security	Initial Acquisition Date	Shares or Principal	Cost	Value	% of Net Assets
Qingdao Haier Co., Ltd., Class D	October 19, 2018	4,550,000	$5,497,699	$4,743,928	0.35%
NagaCorp., Ltd.	January 7, 2014	24,589,063	19,018,618	26,418,523	1.92%
RP-SG Business Process services, Ltd.	May 11, 2015	270,538	0	0	0%
RP-SG Retail, Ltd.	May 11, 2015	811,613	3,159,771	3,729,455	0.27%
Mitra Adiperkasa	July 2, 2014	325,966,000	15,179,646	18,247,749	1.33%
MNC Kapital Indonesia	March 5, 2015	628,171,300	10,232,150	3,298,118	0.24%
Ramayana Lestari Sentosa	December 13, 2017	86,850,800	7,880,482	8,585,951	0.63%
Inari Amertron	October 27, 2014	52,209,018	13,748,568	18,954,432	1.38%
KCE Electronics PCL	September 10, 2015	12,825,000	12,717,303	10,336,729	0.75%
			$87,434,237	$94,315,885	6.87%

Investments in Affiliated Issuers – An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in another series of the Fiera Capital Series Trust. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior periods may result in the Funds owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2018. All securities listed on the table present the Institutional Class.

Security/Fund Description	Value, Beginning of Period	Purchases	Sales Proceeds	Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Value, End of Period	Dividends Credited to Income	Capital Gain Distributions
Investments in Affiliates
Fund/Security Description
Equity Allocation Fund
Global Equity Focused Fund	-	704,931	-	(11,875)	-	693,056	3,779	1,396

Federal Income Tax Information

At December 31, 2018, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes was as follows:

	Small/Mid-Cap	Equity Allocation	Emerging Markets	Global Equity	International
	Growth Fund	Fund	Fund	Focused Fund	Equity Fund
Cost of investments	$145,039,274	$7,087,303	$1,368,207,814	$9,801,062	$85,377,012

Gross unrealized appreciation	$31,980,643	$63,394	$209,527,923	$750,047	$2,076,437
Gross unrealized depreciation	(15,340,793)	(259,411)	(208,386,855)	(553,747)	(6,453,648)

Net unrealized appreciation/(depreciation) on investments	$16,639,850	$(196,017)	$1,141,068	$196,300	$(4,377,211)

The difference between cost amounts for schedule of investments and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

Exhibit No.	Description of Exhibit
99.1	Certification of Principal Executive Officer
99.2	Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiera Capital Series Trust

By:	/s/ Benjamin Thompson
Benjamin Thompson
Principal Executive Officer

Date:	March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Benjamin Thompson
Benjamin Thompson
Principal Executive Officer

Date:	March 1, 2019

By:	/s/ Pierre Blanchette
Pierre Blanchette
Principal Financial Officer

Date:	February 28, 2019

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)